RESERVES - NARRATIVE (Details) - CNY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stated rate of net income transferred to statutory surplus reserve	10.00%
Amount of retained earnings available for distribution	¥ 100,947	¥ 116,440
Final dividend per share in respect of the year proposed	¥ 0.195
Final dividend in respect of the year proposed	¥ 23,380
Final dividend per share in respect of the year approved	¥ 0.31	¥ 0.13
Final dividend in respect of the year approved	¥ 37,532	¥ 15,739	¥ 23,004
Interim dividend per share for the year	¥ 0.16	¥ 0.16
Interim dividend	¥ 19,371	¥ 19,371	8,475
Statutory Reserve [Member]
Stated rate of net income transferred to statutory surplus reserve	10.00%
Appropriation	¥ 4,610	3,944	1,857
Bottom of Range [Member]
Stated rate of reserve to registered capital	25.00%
Top of Range [Member]
Stated rate of reserve to registered capital	50.00%
The Company | Statutory Reserve [Member]
Appropriation	¥ 4,610	¥ 3,944	¥ 1,857